Income Tax Expense (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Rates of Tax Applicable in Countries	Overseas tax is calculated at rates of tax applicable in countries in which the Group is assessable for tax:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Hong Kong profits tax
Charge for the year	13,433	12,926	4,261
Overprovision in prior year	—	—	(800)
The People’s Republic of China withholding tax
Charge for the year	626	641	993
Other jurisdictions
Charge for the year	—	80	—
Deferred tax	—	(242)	(140)

	14,059	13,405	4,314

Schedule of Reconciliation of Tax Expense and Profit Before Tax

A reconciliation of tax expense and profit before tax at the Hong Kong statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$
Profit before tax	171,239	173,871	157,697

Tax at statutory tax rate of 16.5%	28,254	28,689	26,020
Tax effect of foreign tax jurisdictions	—	34	108
Tax effect of two-tiered profit tax rate	(21)	(21)	(21)
Tax effect of non-taxable income	(12,328)	(15,604)	(31,954)
Tax effect of distribution to perpetual securities holders that are deductible for tax purpose	(2,669)	(2,591)	(1,412)
Tax effect of non-deductible expenses	202	2,265	4,743
Tax effect of unrecognized temporary difference	(1)	(1)	—
Overprovision in prior year	—	—	(800)
Tax effect of tax loss not recognized	—	—	6,637
Utilization of tax losses previously not recognized	(4)	(7)	—
Withholding tax on the dividend income	626	641	993

Income tax expense	14,059	13,405	4,314